Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 6,497	$ 7,141	$ 19,682	$ 23,710